COMMITMENTS (Tables)	12 Months Ended
Sep. 30, 2014
Commitments Tables
Aggregate minimum annual and total payments due under these operating leases
As of September 30,	2014	2013
Car Lease	$4,534	10,288
TOTAL	$4,534	10,288